Non-financial Liabilities	12 Months Ended
Dec. 31, 2025
Non Financial Liabilities Disclosure [Abstract]
Non-financial Liabilities
29.	Non-financial Liabilities
Non-financial liabilities as of December 31, 2024 and 2025 are as follows:

		2024		2025
		Current	Non-current	Current	Non-current

		In millions of won
Advance received	￦	3,531,207	354,218	3,742,661	423,445
Unearned revenue		37,062	14,910	56,306	18,364
Deferred revenue		776,988	12,875,577	826,003	13,273,140
Withholdings		271,425	2,296	300,016	1,024
Others		1,710,459	34,519	1,880,185	10,186

	￦	6,327,141	13,281,520	6,805,171	13,726,159